Segment Information - Schedule of Revenues Generated (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Revenues Generated [Line Items]
Revenues generated from different product categories	¥ 116,362	$ 16,639	¥ 186,356	¥ 211,651
Swine vaccines [Member]
Schedule of Revenues Generated [Line Items]
Revenues generated from different product categories	90,143	12,890	157,789	188,919
Poultry vaccines [Member]
Schedule of Revenues Generated [Line Items]
Revenues generated from different product categories	12,480	1,785	15,506	15,430
Other vaccines [Member]
Schedule of Revenues Generated [Line Items]
Revenues generated from different product categories	13,739	1,964	13,061	7,302
Direct sales channel [Member]
Schedule of Revenues Generated [Line Items]
Revenues generated from different product categories	51,897	7,421	121,774	159,529
Distribution network [Member]
Schedule of Revenues Generated [Line Items]
Revenues generated from different product categories	61,501	8,795	59,854	49,623
Government tender and procurement [Member]
Schedule of Revenues Generated [Line Items]
Revenues generated from different product categories	¥ 2,964	$ 423	¥ 4,728	¥ 2,499